United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Quarter ended 04/30/16

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Agricultural Chemicals—0.7%
9,000		Bunge Ltd.	$562,500
13,993		Mosaic Co./The	391,664
		TOTAL	954,164
		Agricultural Machinery—0.3%
9,100		AGCO Corp.	486,577
		Airline - National—0.9%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	185,281
21,800	[1]	Jet Blue Airways Corp.	431,422
14,659	[1]	United Continental Holdings, Inc.	671,529
		TOTAL	1,288,232
		Airline - Regional—1.6%
10,759		Alaska Air Group, Inc.	757,757
35,766		Southwest Airlines Co.	1,595,521
		TOTAL	2,353,278
		Airlines—0.6%
21,847		Delta Air Lines, Inc.	910,365
		Apparel—0.5%
4,466	[1]	Iconix Brand Group, Inc.	37,872
7,800		PVH Corp.	745,680
		TOTAL	783,552
		AT&T Divestiture—2.6%
72,901		Verizon Communications, Inc.	3,713,577
		Auto Manufacturing—0.9%
10,855		Allison Transmission Holdings, Inc.	312,732
35,900		Ford Motor Co.	486,804
17,386		General Motors Co.	552,875
		TOTAL	1,352,411
		Auto Original Equipment Manufacturers—0.8%
5,500		Lear Corp.	633,215
1,812	[1]	O'Reilly Automotive, Inc.	475,976
		TOTAL	1,109,191
		Biotechnology—3.5%
16,576		Amgen, Inc.	2,623,981
25,397		Gilead Sciences, Inc.	2,240,269
3,045	[1]	Repligen Corp.	81,119
		TOTAL	4,945,369
		Building Supply Stores—0.4%
6,974		Lowe's Cos., Inc.	530,164
		Cable TV—1.1%
36,984		Viacom, Inc., Class B	1,512,646
		Capital Markets—0.3%
11,629		Bank of New York Mellon Corp.	467,951
		Clothing Stores—0.8%
9,671	[1]	Fossil, Inc.	391,675
33,449		Gap (The), Inc.	775,348
		TOTAL	1,167,023
1

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—1.6%
28,095		LyondellBasell Investment LLC	$2,322,614
		Computer Networking—0.5%
31,818		Juniper Networks, Inc.	744,541
		Computer Peripherals—0.3%
19,800		NetApp, Inc.	468,072
		Computer Services—0.2%
3,888	[1]	Salesforce.com, Inc.	294,710
		Computer Stores—0.9%
10,800		GameStop Corp.	354,240
13,862	[1]	Tech Data Corp.	952,181
		TOTAL	1,306,421
		Computers - High End—2.6%
25,751		IBM Corp.	3,758,101
		Computers - Low End—1.8%
27,200		Apple, Inc.	2,549,728
		Computers - Midrange—2.4%
285,559	[1]	Hewlett-Packard Co.	3,503,809
		Construction Machinery—1.7%
81,239		Joy Global, Inc.	1,730,391
35,600		Trinity Industries, Inc.	694,556
		TOTAL	2,424,947
		Consumer Finance—0.2%
25,900		Navient Corp.	354,053
		Contracting—0.3%
8,300	[1]	Jacobs Engineering Group, Inc.	370,014
		Cosmetics & Toiletries—1.0%
21,400		Avon Products, Inc.	100,794
1,506		Estee Lauder Cos., Inc., Class A	144,380
3,481	[1]	Helen of Troy Ltd.	346,464
3,697	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	770,011
		TOTAL	1,361,649
		Crude Oil & Gas Production—0.1%
22,200	[1]	Chesapeake Energy Corp.	152,514
		Dairy Products—0.3%
5,515		Cal-Maine Foods, Inc.	279,941
8,425		Dean Foods Co.	145,163
		TOTAL	425,104
		Defense Aerospace—0.5%
1,026		General Dynamics Corp.	144,173
11,239	[1]	Spirit Aerosystems Holdings, Inc., Class A	529,919
		TOTAL	674,092
		Department Stores—4.6%
5,980		Dillards, Inc., Class A	421,291
20,551		Kohl's Corp.	910,409
41,805		Macy's, Inc.	1,655,060
44,841		Target Corp.	3,564,860
		TOTAL	6,551,620
		Discount Department Stores—0.2%
5,400		Foot Locker, Inc.	331,776
2

Shares			Value
		COMMON STOCKS—continued
		Distillers—1.1%
10,157		Constellation Brands, Inc., Class A	$1,585,101
		Diversified Tobacco—0.1%
2,329		Altria Group, Inc.	146,052
		Electric Utility—2.1%
24,600		AES Corp.	274,536
10,043		Entergy Corp.	755,033
83,976		NiSource, Inc.	1,907,095
		TOTAL	2,936,664
		Electrical Equipment—0.4%
4,200	[1]	Sanmina Corp.	99,330
3,060	[1]	WESCO International, Inc.	179,897
29,400		Xerox Corp.	282,240
		TOTAL	561,467
		Electronics Stores—0.4%
16,800		Best Buy Co., Inc.	538,944
		Energy Equipment & Services—0.1%
11,813		Noble Corp. PLC	132,660
		Entertainment—0.5%
43,653	[1]	MSG Networks, Inc.	746,030
		Ethical Drugs—2.2%
74,491		Pfizer, Inc.	2,436,601
6,195	[1]	United Therapeutics Corp.	651,714
		TOTAL	3,088,315
		Financial Services—1.2%
28,700	[1]	Ally Financial, Inc.	511,147
3,491		Ameriprise Financial, Inc.	334,787
5,086		Deluxe Corp.	319,299
4,846	[1]	Synchrony Financial	148,142
18,900		Western Union Co.	378,000
		TOTAL	1,691,375
		Grocery Chain—1.8%
69,326		Kroger Co.	2,453,447
5,103		Whole Foods Market, Inc.	148,395
		TOTAL	2,601,842
		Health Care Equipment & Supplies—0.1%
1,779	[1]	Inogen, Inc.	86,922
		Health Care Providers & Services—0.2%
3,504	[1]	Quintiles Transnational Holdings, Inc.	242,021
		Home Building—0.1%
5,206		D. R. Horton, Inc.	156,492
		Home Products—0.4%
3,770		Libbey, Inc.	70,122
7,554		Tupperware Brands Corp.	438,661
		TOTAL	508,783
		Hospitals—1.4%
27,966	[1]	Community Health Systems, Inc.	533,591
17,656	[1]	HCA, Inc.	1,423,427
		TOTAL	1,957,018
		Hotels—0.3%
5,200		Wyndham Worldwide Corp.	368,940
3

Shares			Value
		COMMON STOCKS—continued
		Household Appliances—0.1%
823		Whirlpool Corp.	$143,317
		Industrial Machinery—0.3%
2,985		Dover Corp.	196,115
4,200		Eaton Corp. PLC	265,734
		TOTAL	461,849
		Internet Services—3.9%
126,065	[1]	eBay, Inc.	3,079,768
20,698	[1]	Facebook, Inc.	2,433,671
		TOTAL	5,513,439
		Life Insurance—4.6%
34,387		Aflac, Inc.	2,371,671
21,412		Assured Guaranty Ltd.	553,929
46,423		Prudential Financial, Inc.	3,604,282
		TOTAL	6,529,882
		Machinery—0.1%
6,829		Kennametal, Inc.	159,662
		Medical Supplies—2.9%
83,438		Baxter International, Inc.	3,689,628
11,584	[1]	Hologic, Inc.	389,107
1,633	[1]	Orthofix International NV	71,460
		TOTAL	4,150,195
		Medical Technology—0.4%
2,873	[1]	Abiomed, Inc.	279,083
2,695	[1]	Edwards Lifesciences Corp.	286,236
		TOTAL	565,319
		Metal Fabrication—0.1%
2,471		Reliance Steel & Aluminum Co.	182,780
		Miscellaneous Components—0.2%
27,428		Vishay Intertechnology, Inc.	333,524
		Miscellaneous Food Products—0.7%
7,300		Fresh Del Monte Produce, Inc.	315,798
5,900		Ingredion, Inc.	679,031
		TOTAL	994,829
		Miscellaneous Machinery—0.9%
32,533	[1]	Colfax Corp.	1,055,045
14,360		SPX Corp.	231,196
		TOTAL	1,286,241
		Money Center Bank—3.9%
19,891		Bank of America Corp.	289,613
32,741		Citigroup, Inc.	1,515,254
60,257		JPMorgan Chase & Co.	3,808,242
		TOTAL	5,613,109
		Multi-Industry Capital Goods—0.2%
1,259		Acuity Brands, Inc.	307,058
		Multi-Line Insurance—0.5%
4,479		Allstate Corp.	291,359
8,300		Hartford Financial Services Group, Inc.	368,354
		TOTAL	659,713
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	310,356
4

Shares			Value
		COMMON STOCKS—continued
		Office Supplies—0.0%
2,386		Ennis Business Forms, Inc.	$46,622
		Offshore Driller—0.1%
15,800		Nabors Industries Ltd.	154,840
		Oil Gas & Consumable Fuels—0.4%
7,086		Phillips 66	581,831
		Oil Refiner—4.2%
15,598		HollyFrontier Corp.	555,289
24,471		Marathon Petroleum Corp.	956,327
13,767		Tesoro Petroleum Corp.	1,097,092
58,674		Valero Energy Corp.	3,454,138
		TOTAL	6,062,846
		Oil Well Supply—0.6%
21,445		National Oilwell Varco, Inc.	772,878
8,200		Superior Energy Services, Inc.	138,252
		TOTAL	911,130
		Outpatient Clinics—0.1%
1,929	[1]	Amsurg Corp.	156,210
		Paper Products—0.2%
5,600		Domtar, Corp.	216,384
		Personal Loans—1.0%
20,091		Capital One Financial Corp.	1,454,388
		Poultry Products—1.4%
16,900	[1]	Pilgrim's Pride Corp.	454,779
4,000		Sanderson Farms, Inc.	366,960
17,688		Tyson Foods, Inc., Class A	1,164,224
		TOTAL	1,985,963
		Printed Circuit Boards—0.1%
7,981		Jabil Circuit, Inc.	138,550
		Printing—0.1%
9,700		Donnelley (R.R.) & Sons Co.	168,780
		Property Liability Insurance—3.3%
6,354		Everest Re Group Ltd.	1,174,855
32,865		The Travelers Cos., Inc.	3,611,863
		TOTAL	4,786,718
		Recreational Goods—0.1%
4,970	[1]	Smith & Wesson Holding Corp.	108,495
		Regional Banks—4.3%
29,600		Fifth Third Bancorp	541,976
17,200		Huntington Bancshares, Inc.	173,032
30,200		KeyCorp	371,158
24,479		PNC Financial Services Group	2,148,766
9,100		Popular, Inc.	270,452
33,335		SunTrust Banks, Inc.	1,391,403
24,213		Wells Fargo & Co.	1,210,166
		TOTAL	6,106,953
		Restaurants—0.4%
3,686		Cracker Barrel Old Country Store, Inc.	539,667
		Rubber—0.4%
19,439		Goodyear Tire & Rubber Co.	563,148
5

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Distribution—0.5%
2,931	[1]	Arrow Electronics, Inc.	$182,015
14,515		Avnet, Inc.	596,857
		TOTAL	778,872
		Semiconductor Manufacturing—1.2%
51,846		Intel Corp.	1,569,897
10,790	[1]	Micron Technology, Inc.	115,992
		TOTAL	1,685,889
		Services to Medical Professionals—4.2%
3,243		Aetna, Inc.	364,092
11,502		Anthem, Inc.	1,619,137
29,301	[1]	Express Scripts Holding Co.	2,160,363
1,164	[1]	Laboratory Corp. of America Holdings	145,872
3,753	[1]	Molina Healthcare, Inc.	194,255
14,271		Quest Diagnostics, Inc.	1,072,751
2,966		UnitedHealth Group, Inc.	390,563
		TOTAL	5,947,033
		Shipbuilding—0.9%
9,357		Huntington Ingalls Industries, Inc.	1,354,613
		Shoes—0.2%
8,631	[1]	Skechers USA, Inc., Class A	285,255
		Soft Drinks—0.7%
10,573		Dr. Pepper Snapple Group, Inc.	961,191
		Software Packaged/Custom—3.5%
19,200		CA, Inc.	569,472
8,086		CDW Corp.	311,311
7,210	[1]	Citrix Systems, Inc.	590,066
107,757		Computer Sciences Corp.	3,569,990
		TOTAL	5,040,839
		Specialty Retailing—1.6%
8,000		Abercrombie & Fitch Co., Class A	213,840
16,403	[1]	Bed Bath & Beyond, Inc.	774,550
2,900		Big Lots, Inc.	132,994
1,700		Children's Place, Inc./The	132,447
8,480		GNC Holdings, Inc.	206,573
5,296		Nordstrom, Inc.	270,784
8,144		Outerwall, Inc.	336,429
16,300		Staples, Inc.	166,260
4,151		Tailored Brands, Inc.	72,310
		TOTAL	2,306,187
		Telecommunication Equipment & Services—0.5%
16,930		Cisco Systems, Inc.	465,406
4,365	[1]	Dycom Industries, Inc.	308,169
		TOTAL	773,575
		Telephone Utility—1.4%
62,812		CenturyLink, Inc.	1,944,031
		Truck Manufacturing—0.5%
3,477		Cummins, Inc.	406,913
6,600		OshKosh Truck Corp.	322,410
		TOTAL	729,323
		Undesignated Consumer Cyclicals—0.6%
7,800	[1]	Avis Budget Group, Inc.	195,780
6

Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—continued
2,100		DeVry Education Group, Inc.	$36,435
5,969	[1]	Herbalife Ltd.	345,904
5,800		Nu Skin Enterprises, Inc., Class A	236,466
		TOTAL	814,585
		TOTAL COMMON STOCKS (IDENTIFIED COST $141,301,592)	140,332,082
		INVESTMENT COMPANY—1.8%
2,627,062	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	2,627,062
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $143,928,654)[4]	142,959,144
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	185,287
		TOTAL NET ASSETS—100%	$143,144,431
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2016, the cost of investments for federal tax purposes was $143,928,654. The net unrealized depreciation of investments for federal tax purposes was $969,510. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,201,336 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,170,846.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods,
7

models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Balanced Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—47.8%
		Aerospace & Defense—0.6%
3,466		Huntington Ingalls Industries, Inc.	$501,773
6,598	[1]	Spirit Aerosystems Holdings, Inc., Class A	311,095
		TOTAL	812,868
		Air Freight & Logistics—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	81,278
		Airlines—1.3%
4,853		Alaska Air Group, Inc.	341,797
12,530		Delta Air Lines, Inc.	522,125
3,004	[1]	Jet Blue Airways Corp.	59,449
14,845		Southwest Airlines Co.	662,235
3,691	[1]	United Continental Holdings, Inc.	169,085
		TOTAL	1,754,691
		Auto Components—0.5%
13,840		Goodyear Tire & Rubber Co.	400,945
2,119		Lear Corp.	243,960
		TOTAL	644,905
		Automobiles—0.4%
24,635		Ford Motor Co.	334,051
5,314		General Motors Co.	168,985
		TOTAL	503,036
		Banks—3.3%
11,267		Bank of America Corp.	164,047
10,877		Citigroup, Inc.	503,388
1,979		Comerica, Inc.	87,868
20,900		Fifth Third Bancorp	382,679
13,300		Huntington Bancshares, Inc.	133,798
23,926		JPMorgan Chase & Co.	1,512,123
16,358		KeyCorp	201,040
9,754		PNC Financial Services Group	856,206
6,300		Popular, Inc.	187,236
10,542		SunTrust Banks, Inc.	440,023
		TOTAL	4,468,408
		Beverages—0.6%
4,208		Constellation Brands, Inc., Class A	656,701
1,095		Dr. Pepper Snapple Group, Inc.	99,546
		TOTAL	756,247
		Biotechnology—1.6%
5,524		Amgen, Inc.	874,449
10,917		Gilead Sciences, Inc.	962,988
3,678	[1]	United Therapeutics Corp.	386,926
		TOTAL	2,224,363
		Capital Markets—0.2%
1,357		Ameriprise Financial, Inc.	130,136
3,625		The Bank of New York Mellon Corp.	145,870
		TOTAL	276,006

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Chemicals—0.9%
5,832		Axiall Corp.	$137,344
11,508		LyondellBasell Industries NV, Class A	951,366
6,208		Mosaic Co./The	173,762
		TOTAL	1,262,472
		Commercial Services—0.3%
1,162		Deluxe Corp.	72,951
7,600		Donnelley (R.R.) & Sons Co.	132,240
1,032		Ennis Business Forms, Inc.	20,165
10,000		Pitney Bowes, Inc.	209,700
		TOTAL	435,056
		Communications Equipment—0.4%
2,126		Cisco Systems, Inc.	58,444
23,286		Juniper Networks, Inc.	544,892
		TOTAL	603,336
		Construction & Engineering—0.2%
1,991	[1]	Dycom Industries, Inc.	140,565
4,000	[1]	Jacobs Engineering Group, Inc.	178,320
		TOTAL	318,885
		Consumer Finance—1.0%
8,000	[1]	Ally Financial, Inc.	142,480
10,444		Capital One Financial Corp.	756,041
17,976		Navient Corp.	245,732
6,104	[1]	Synchrony Financial	186,599
		TOTAL	1,330,852
		Diversified Consumer Services—0.0%
1,500		DeVry Education Group, Inc.	26,025
		Diversified Telecommunication Services—1.8%
33,189		CenturyLink, Inc.	1,027,200
28,759		Verizon Communications	1,464,983
		TOTAL	2,492,183
		Electric Utilities—0.1%
1,770		Entergy Corp.	133,069
		Electrical Equipment—0.2%
947		Acuity Brands, Inc., Holding Company	230,964
		Electronic Equipment Instruments & Components—1.2%
7,100		Avnet, Inc.	291,952
2,387		CDW Corp.	91,899
1,900	[1]	Insight Enterprises, Inc.	46,949
7,000	[1]	Sanmina Corp.	165,550
11,300	[1]	Tech Data Corp.	776,197
22,000		Vishay Intertechnology, Inc.	267,520
		TOTAL	1,640,067
		Energy Equipment & Services—0.3%
2,493		Archrock, Inc.	24,556
9,781		Ensco PLC	116,981
3,838		National Oilwell Varco, Inc.	138,322
10,600		Noble Corp. PLC	119,038
3,698		Rowan Companies PLC	69,559
		TOTAL	468,456

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Food & Staples Retailing—1.0%
36,694		Kroger Co.	$1,298,601
		Food Products—1.1%
2,017		Bunge Ltd.	126,063
2,708		Cal-Maine Foods, Inc.	137,458
3,483		Dean Foods Co.	60,012
4,289		Fresh Del Monte Produce, Inc.	185,542
2,505		Ingredion, Inc.	288,300
8,300	[1]	Pilgrims Pride Corp.	223,353
2,100		Sanderson Farms, Inc.	192,654
4,557		Tyson Foods, Inc., Class A	299,942
		TOTAL	1,513,324
		Health Care Equipment & Supplies—1.4%
1,081	[1]	Abiomed, Inc.	105,009
34,483		Baxter International, Inc.	1,524,838
1,115	[1]	Edwards Lifesciences Corp.	118,424
5,137	[1]	Hologic, Inc.	172,552
		TOTAL	1,920,823
		Health Care Providers & Services—2.6%
1,599		Aetna, Inc.	179,520
5,668		Anthem, Inc.	797,884
1,375		Cardinal Health, Inc.	107,882
15,524	[1]	Community Health Systems, Inc.	296,198
12,607	[1]	Express Scripts Holding Co.	929,514
6,902	[1]	HCA Holdings, Inc.	556,439
481	[1]	Laboratory Corp. of America Holdings	60,279
5,493		Quest Diagnostics, Inc.	412,909
1,582		UnitedHealth Group, Inc.	208,318
		TOTAL	3,548,943
		Hotels Restaurants & Leisure—0.1%
517		Cracker Barrel Old Country Store, Inc.	75,694
1,824		Wyndham Worldwide Corp.	129,413
		TOTAL	205,107
		Household Durables—0.3%
2,483		D. R. Horton, Inc.	74,639
745	[1]	Helen of Troy Ltd.	74,150
835		Libbey, Inc.	15,531
5,423		Tupperware Brands Corp.	314,913
		TOTAL	479,233
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	174,096
		Insurance—3.7%
16,791		Aflac, Inc.	1,158,075
1,068		Allstate Corp.	69,473
13,907		Assured Guaranty Ltd.	359,774
2,571		Everest Re Group Ltd.	475,378
19,215		Prudential Financial	1,491,853
13,879		The Travelers Cos., Inc.	1,525,302
		TOTAL	5,079,855

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Internet Software & Services—1.7%
56,917	[1]	eBay, Inc.	$1,390,483
7,397	[1]	Facebook, Inc.	869,739
		TOTAL	2,260,222
		IT Services—1.5%
47,244		Computer Sciences Corp.	1,565,193
1,457	[1]	Vantiv, Inc.	79,465
10,000		Western Union Co.	200,000
14,300		Xerox Corp.	137,280
		TOTAL	1,981,938
		Machinery—1.6%
2,951		AGCO Corp.	157,790
4,645		Allison Transmission Holdings, Inc.	133,823
15,401	[1]	Colfax Corp.	499,454
1,162		Cummins, Inc.	135,989
38,281		Joy Global, Inc.	815,385
10,666		SPX Corp.	171,723
15,300		Trinity Industries, Inc.	298,503
		TOTAL	2,212,667
		Media—0.8%
28,128	[1]	MSG Networks, Inc.	480,707
14,600		Viacom, Inc., Class B - New	597,140
		TOTAL	1,077,847
		Mortgage Banks—0.0%
763	[1]	Altisource Portfolio Solutions S.A.	23,874
		Multi-Utilities—0.6%
35,274		NiSource, Inc.	801,073
		Multiline Retail—2.2%
2,400		Big Lots, Inc.	110,064
2,169		Dillards, Inc., Class A	152,806
13,170		Kohl's Corp.	583,431
18,284		Macy's, Inc.	723,864
18,555		Target Corp.	1,475,122
		TOTAL	3,045,287
		Oil Gas & Consumable Fuels—2.0%
8,120		HollyFrontier Corp.	289,072
3,253		Kinder Morgan, Inc.	57,773
10,238		Marathon Petroleum Corp.	400,101
7,397		Tesoro Petroleum Corp.	589,467
24,243		Valero Energy Corp.	1,427,186
		TOTAL	2,763,599
		Paper & Forest Products—0.1%
3,600		Domtar Corp.	139,104
		Personal Products—0.3%
9,700		Avon Products, Inc.	45,687
3,095	[1]	Herbalife Ltd.	179,355
3,147		Nu Skin Enterprises, Inc.	128,303
		TOTAL	353,345
		Pharmaceuticals—0.8%
34,972		Pfizer, Inc.	1,143,934

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate Investment Trusts—4.8%
13,700		Acadia Realty Trust	$461,690
11,300		American Campus Communities, Inc.	505,675
2,000		Avalonbay Communities, Inc.	353,580
6,800		Coresite Realty Corp., REIT	509,524
15,900		CubeSmart, REIT	470,799
8,700		DCT Industrial Trust, Inc.	351,219
11,000		DDR Corp.	192,500
7,600		Equity Lifestyle Properties, Inc.	520,524
4,800		Extra Space Storage, Inc.	407,760
10,000		Kimco Realty Corp.	281,200
11,000		Kite Realty Group Trust	299,530
5,350		Mid-American Apartment Communities, Inc.	512,048
43,500		New Residential Investment Corp.	526,350
24,000		Retail Opportunity Investments Corp.	472,080
2,600		Simon Property Group, Inc.	523,042
5,000		Urban Edge Properties	129,700
		TOTAL	6,517,221
		Road & Rail—0.0%
1,429	[1]	Avis Budget Group, Inc.	35,868
		Semiconductors & Semiconductor Equipment—0.4%
14,338		Intel Corp.	434,155
8,223	[1]	Micron Technology, Inc.	88,397
		TOTAL	522,552
		Software—0.4%
12,270		CA, Inc.	363,928
1,617	[1]	Citrix Systems, Inc.	132,336
4,307	[1]	Nuance Communications, Inc.	73,994
		TOTAL	570,258
		Specialty Retail—1.9%
5,200		Abercrombie & Fitch Co., Class A	138,996
7,113	[1]	Bed Bath & Beyond, Inc.	335,876
5,221		Best Buy Co., Inc.	167,490
1,200		Children's Place, Inc./The	93,492
939		Foot Locker, Inc.	57,692
4,854		GNC Holdings, Inc.	118,243
7,400		GameStop Corp.	242,720
15,027		Gap (The), Inc.	348,326
3,800		Guess ?, Inc.	69,730
989	[1]	Murphy USA, Inc.	56,788
316	[1]	O'Reilly Automotive, Inc.	83,007
2,803		Outerwall, Inc.	115,792
2,300		Rent-A-Center, Inc.	33,810
3,900	[1]	Sally Beauty Holdings, Inc.	122,460
13,300		Staples, Inc.	135,660
1,917	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	399,273
1,135	[1]	Zumiez, Inc.	19,045
		TOTAL	2,538,400
		Technology Hardware Storage & Peripherals—2.8%
6,503		Apple, Inc.	609,591

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—continued
118,713	[1]	HP, Inc.	$1,456,609
9,981		International Business Machines Corp.	1,456,627
10,850		NetApp, Inc.	256,494
		TOTAL	3,779,321
		Textiles Apparel & Luxury Goods—0.5%
3,861	[1]	Fossil Group, Inc.	156,371
3,200		PVH Corp.	305,920
7,184	[1]	Skechers USA, Inc., Class A	237,431
		TOTAL	699,722
		Trading Companies & Distributors—0.1%
1,176	[1]	United Rentals, Inc.	78,710
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,587,421)	65,228,091
		ASSET-BACKED SECURITIES—1.0%
		Auto Receivables—0.2%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.99%, 08/21/2017	300,173
23,283		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.51%, 08/25/2032	26,941
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019	25,044
		TOTAL	352,158
		Credit Card—0.7%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, B3, 1.163%, 01/18/2022	348,207
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.02%, 02/22/2019	250,236
300,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.836%, 03/18/2019	299,590
		TOTAL	898,033
		Other—0.1%
100,000		Navient Student Loan Trust 2014-1, A2, 0.749%, 03/27/2023	98,767
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,349,616)	1,348,958
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.4%
		Commercial Mortgage—2.4%
781	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.309%, 3/25/2031	799
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	205,328
350,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	377,836
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	75,075
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	136,664
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 4.098%, 6/10/2046	210,447
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%, 10/10/2047	216,225
300,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	313,289
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.618%, 11/25/2045	199,931
2,342		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	2,543
4,736		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	5,215
8,130		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	9,241
300,000		Federal Home Loan Mortgage Corp., 2.724%, 9/25/2020	310,812
10,298		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	11,411
12		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	12
2,001		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	2,102
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	108,147
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	147,457
8,219		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	9,281
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.475%, 2/12/2051	106,093

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.256%, 12/12/2049	$52,144
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	105,911
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 4/10/2046	155,779
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	27,202
300,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	314,907
150,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	157,960
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,184,090)	3,261,811
		CORPORATE BONDS—15.0%
		Basic Industry - Chemicals—0.1%
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,985
70,000		RPM International, Inc., 6.500%, 02/15/2018	75,086
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,288
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	23,294
		TOTAL	158,653
		Basic Industry - Metals & Mining—0.7%
100,000		Alcoa, Inc., 5.870%, 02/23/2022	102,500
50,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	48,500
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	13,632
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	101,625
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	58,256
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	39,558
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	19,713
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	101,105
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	93,483
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	151,920
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	20,002
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	176,547
		TOTAL	926,841
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,882
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,423
		TOTAL	31,305
		Capital Goods - Aerospace & Defense—0.3%
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	222,605
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,051
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,322
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	28,100
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	51,444
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	52,842
		TOTAL	387,364
		Capital Goods - Building Materials—0.1%
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	82,800
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,561
		Capital Goods - Diversified Manufacturing—0.3%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,351
60,000		Dover Corp., Note, 5.450%, 03/15/2018	64,704
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	213,903

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$80,000		Hubbell, Inc., 5.950%, 06/01/2018	$86,530
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	52,850
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,182
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,775
		TOTAL	467,295
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	94,105
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	45,684
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,261
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,487
		TOTAL	66,432
		Communications - Cable & Satellite—0.3%
200,000	[2,3]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	215,811
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	102,398
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	35,238
		TOTAL	353,447
		Communications - Media & Entertainment—0.8%
75,000		21st Century Fox America, Inc., 8.000%, 10/17/2016	77,366
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	86,856
80,000		Discovery Communications , Sr. Unsecd. Note, 4.900%, 03/11/2026	84,450
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	32,580
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,001
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,964
250,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	261,047
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	21,248
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	100,082
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,331
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,130
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	100,186
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	161,903
		TOTAL	1,039,144
		Communications - Telecom Wireless—0.4%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,212
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	52,290
150,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	152,056
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	100,719
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	30,202
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	95,516
		TOTAL	533,995
		Communications - Telecom Wirelines—0.2%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 3/15/2042	8,550
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	97,734
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	201,620
		TOTAL	307,904
		Consumer Cyclical - Automotive—0.7%
175,000		American Honda Finance Co., Series MTN, 0.800%, 7/14/2017	174,958
175,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	179,924
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,835

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	$104,041
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	207,205
150,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	153,869
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,145
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	101,831
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 4/03/2018	67,209
		TOTAL	1,015,017
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	220,618
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,056
110,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.850%, 03/15/2026	117,393
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,278
		TOTAL	198,727
		Consumer Cyclical - Retailers—0.7%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	53,081
40,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	40,424
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	255,158
160,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/01/2025	169,981
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,967
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	37,932
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	338,969
		TOTAL	906,512
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	71,941
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,186
70,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	73,572
		TOTAL	157,699
		Consumer Non-Cyclical - Food/Beverage—0.3%
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	198,770
50,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	53,578
150,000		PepsiCo, Inc., 2.75%, 4/30/2025	154,610
30,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.800%, 9/01/2016	30,131
		TOTAL	437,089
		Consumer Non-Cyclical - Health Care—0.1%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,289
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,438
30,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	31,504
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,590
		TOTAL	68,821
		Consumer Non-Cyclical - Pharmaceuticals—0.3%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,047
300,000		Eli Lilly & Co., 3.700%, 03/01/2045	311,584
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	34,026
		TOTAL	355,657
		Consumer Non-Cyclical - Products—0.2%
200,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	211,141
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	29,842

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	$32,754
		TOTAL	62,596
		Energy - Independent—0.2%
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,089
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	102,605
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	84,471
		TOTAL	220,165
		Energy - Integrated—0.4%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	31,549
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	136,566
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	73,741
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	101,592
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	70,897
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	44,578
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	24,969
		TOTAL	483,892
		Energy - Midstream—0.6%
100,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	93,339
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	71,946
170,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.95%, 02/15/2027	176,292
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,702
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	130,025
100,000		Kinder Morgan, Inc., 5.05%, 2/15/2046	89,064
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,979
200,000		Williams Partners LP, 5.100%, 09/15/2045	162,446
40,000		Williams Partners LP, 5.250%, 03/15/2020	40,034
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	28,269
		TOTAL	821,096
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	14,201
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	18,407
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	43,841
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	12,634
		TOTAL	89,083
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	10,173
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	54,220
30,000		Valero Energy Corp., 7.500%, 04/15/2032	35,828
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,905
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	106,884
		TOTAL	219,010
		Financial Institution - Banking—3.8%
74,000		American Express Co., 2.650%, 12/02/2022	74,036
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	50,374
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	51,039
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	304,014
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	111,234
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	199,999
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	50,000

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$350,000		Bank of New York Mellon C, Sr. Unsecd. Note, Series MTN, 2.800%, 05/04/2026	$352,374
250,000		Branch Banking & Trust Co., Sub. Note, 3.800%, 10/30/2026	267,511
120,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	123,079
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	202,719
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	251,842
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	170,860
100,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	102,258
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	28,029
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,620
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,082
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	81,352
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	286,282
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	30,685
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	32,452
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	192,256
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,502
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	249,801
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	404,932
250,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 0.938%, 7/25/2017	249,613
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	67,020
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	199,204
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	120,436
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	181,397
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,594
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	132,382
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/01/2018	32,257
85,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	92,078
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	77,453
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	111,934
		TOTAL	5,186,700
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	84,033
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	37,434
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	140,203
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,531
		TOTAL	276,201
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	31,870
		Financial Institution - Insurance - Health—0.1%
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	52,094
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	57,805
		TOTAL	109,899
		Financial Institution - Insurance - Life—0.8%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	212,156
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,292
25,000		American International Group, Inc., 4.500%, 7/16/2044	24,235
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,845
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,580
275,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 4/15/2021	276,061

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	$15,275
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	262,531
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,461
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,996
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,327
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	168,129
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	59,208
		TOTAL	1,119,096
		Financial Institution - Insurance - P&C—0.2%
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,038
80,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	83,366
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	34,674
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,753
100,000	[2,3]	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	96,555
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	96,514
		TOTAL	333,900
		Financial Institution - REIT - Apartment—0.0%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,928
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,930
		TOTAL	30,858
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	45,370
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	49,636
		TOTAL	95,006
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	51,057
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,321
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	61,787
		TOTAL	166,165
		Financial Institution - REIT - Other—0.1%
75,000		Liberty Property LP, 6.625%, 10/01/2017	80,074
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	52,383
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	75,913
		TOTAL	208,370
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	21,019
50,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	51,251
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,836
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,213
		TOTAL	128,319
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	33,008
		Technology—0.7%
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	45,005
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	30,185
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	118,645
140,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	150,527
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,086
180,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	199,004

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	$101,448
70,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	72,586
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,200
30,000		Intel Corp., Sr. Unsecd. Note, 4.900%, 7/29/2045	34,376
50,000		Total System Services, In, Sr. Unsecd. Note, 4.800%, 04/01/2026	52,488
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,407
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,523
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	49,392
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,204
		TOTAL	951,076
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	134,293
		Transportation - Railroads—0.1%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	63,863
30,000	[2,3]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.000%, 5/15/2023	29,400
		TOTAL	93,263
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	96,082
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,467
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	32,070
		TOTAL	178,619
		Utility - Electric—0.8%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,688
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	79,550
170,000		EverSource Energy, Sr. Unsecd. Note, 3.35%, 03/15/2026	176,073
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	204,244
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	105,490
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,906
9,600	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	9,764
70,000		Indiana Michigan Power Co, Sr. Unsecd. Note, Series K, 4.55%, 03/15/2046	74,051
110,000		National Rural Utilities , Sr. Sub., 5.250%, 04/20/2046	110,635
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8.000%, 3/01/2032	37,123
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	51,026
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	85,747
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	75,455
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	56,888
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,862
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,320
		TOTAL	1,135,822
		Utility - Natural Gas—0.2%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	23,643
100,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	102,982
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	49,019
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	41,335
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	60,541
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	55,228
		TOTAL	332,748
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,736,800)	20,505,182

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
$686		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016 (IDENTIFIED COST $712)	$693
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	85,714
		U.S. TREASURIES—2.7%
560,000		United States Treasury Bond, 2.500%, 2/15/2046	541,187
375,000		United States Treasury Bond, 3.000%, 11/15/2045	401,359
500,000		United States Treasury Note, 0.750%, 2/15/2019	498,012
600,000		United States Treasury Note, 1.000%, 12/31/2017	602,616
50,000		United States Treasury Note, 1.625%, 12/31/2019	50,976
73,000		United States Treasury Note, 1.625%, 2/15/2026	71,745
10,000		United States Treasury Note, 2.250%, 11/15/2024	10,401
25,172		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	24,486
359,128		U.S. Treasury Inflation-Protected Bond, Series TIPS of , 1.375%, 2/15/2044	403,792
249,958		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	256,519
473,988		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	497,402
157,137		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	159,703
174,748	[5]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	176,089
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,659,347)	3,694,287
		EXCHANGE-TRADED FUNDS—7.1%
		Finance—7.1%
65,000		iShares Core MSCI Emerging Markets ETF	2,724,800
120,000		iShares MSCI EAFE ETF	7,011,600
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $10,553,042)	9,736,400
		INVESTMENT COMPANIES—24.7%[6]
63,170		Emerging Markets Fixed Income Core Fund	2,275,952
171,243		Federated Bank Loan Core Fund	1,691,884
6,741,824		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[7]	6,741,824
1,533,770		Federated Mortgage Core Portfolio	15,322,361
296,459		Federated Project and Trade Finance Core Fund	2,763,001
796,387		High Yield Bond Portfolio	4,849,996
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $34,348,695)	33,645,018
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $138,489,723)[8]	137,506,154
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[9]	(1,100,578)
		TOTAL NET ASSETS—100%	$136,405,576

At April 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]United States Treasury Note 2-Year Long Futures	104	$22,737,000	June 2016	$34,933
[1]United States Treasury Ultra Bond Long Futures	7	$1,199,406	June 2016	$7,639
[1]United States Treasury Long Bond Short Futures	2	$326,625	June 2016	$495
[1]United States Treasury Note 5-Year Short Futures	43	$5,199,305	June 2016	$571
[1]United States Treasury Note 10-Year Short Futures	43	$5,592,687	June 2016	$7,755
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$51,393
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,687,083 and $9,638,550, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $3,026,191, which represented 2.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $2,805,573, which represented 2.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at April 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$220,618
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At April 30, 2016, the cost of investments for federal tax purposes was $138,487,444. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $981,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,642,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,623,777.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price,except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$62,559,988	$—	$—	$62,559,988
International	2,668,103	—	—	2,668,103
Debt Securities:
Asset-Backed Securities	—	1,348,958	—	1,348,958
Collateralized Mortgage Obligations	—	3,261,811	—	3,261,811
Corporate Bonds	—	20,505,182	—	20,505,182
Mortgage-Backed Security	—	693	—	693
Municipal Bond	—	85,714	—	85,714
U.S. Treasuries	—	3,694,287	—	3,694,287
Exchange-Traded Funds	9,736,400	—	—	9,736,400
Investment Companies[1]	6,741,824	—	—	33,645,018
TOTAL SECURITIES	$81,706,315	$28,896,645	$—	$137,506,154
Other Financial Instruments[2]
Assets	$51,393	$—	$—	$51,393
Liabilities	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$51,393	$—	$—	$51,393
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $26,903,194 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
TIPS	—Treasury Inflation Protected Notes
17
Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Airline - National—1.1%
13,961	[1]	Jet Blue Airways Corp.	$276,288
12,353	[1]	United Continental Holdings, Inc.	565,891
		TOTAL	842,179
		Airline - Regional—2.0%
6,882		Alaska Air Group, Inc.	484,699
24,394		Southwest Airlines Co.	1,088,217
		TOTAL	1,572,916
		Airlines—1.2%
21,235		Delta Air Lines, Inc.	884,862
		Apparel—0.9%
6,900		PVH Corp.	659,640
		AT&T Divestiture—2.7%
40,357		Verizon Communications, Inc.	2,055,786
		Auto Manufacturing—0.6%
3,145		Allison Transmission Holdings, Inc.	90,607
25,317		Ford Motor Co.	343,299
		TOTAL	433,906
		Auto Original Equipment Manufacturers—2.9%
8,559		Lear Corp.	985,398
4,494	[1]	O'Reilly Automotive, Inc.	1,180,484
1,058	[1]	Visteon Corp.	84,291
		TOTAL	2,250,173
		Auto Rentals—0.3%
3,172	[1]	United Rentals, Inc.	212,302
		Baking—0.3%
12,348		Flowers Foods, Inc.	236,588
		Biotechnology—5.1%
12,344		Amgen, Inc.	1,954,055
1,030	[1]	Charles River Laboratories International, Inc.	81,648
19,811		Gilead Sciences, Inc.	1,747,529
3,637	[1]	Myriad Genetics, Inc.	130,932
		TOTAL	3,914,164
		Broadcasting—0.4%
1,248	[1]	AMC Networks, Inc.	81,407
9,100	[1]	Discovery Communications, Inc.	248,521
		TOTAL	329,928
		Building Supply Stores—1.6%
1,198		Home Depot, Inc.	160,400
13,730		Lowe's Cos., Inc.	1,043,755
		TOTAL	1,204,155
		Cable TV—3.9%
73,976	[1]	MSG Networks, Inc.	1,264,250
42,104		Viacom, Inc., Class B	1,722,053
		TOTAL	2,986,303
		Chemicals—2.6%
23,683		LyondellBasell Investment LLC	1,957,874
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—1.9%
7,887	[1]	Fossil, Inc.	$319,423
38,363		Gap (The), Inc.	889,254
4,310	[1]	Michael Kors Holdings Ltd.	222,655
		TOTAL	1,431,332
		Computer Peripherals—0.5%
16,792		NetApp, Inc.	396,963
		Computer Services—1.8%
6,109		Global Payments, Inc.	440,948
12,507	[1]	Salesforce.com, Inc.	948,030
		TOTAL	1,388,978
		Computers - High End—2.6%
13,789		IBM Corp.	2,012,367
		Computers - Low End—5.5%
45,160		Apple, Inc.	4,233,298
		Construction Machinery—0.2%
8,900		Joy Global, Inc.	189,570
		Contracting—0.1%
2,771		Chicago Bridge & Iron Co., N.V.	111,533
		Cosmetics & Toiletries—1.6%
15,906		Avon Products, Inc.	74,917
5,600	[1]	Sally Beauty Holdings, Inc.	175,840
4,870	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,014,324
		TOTAL	1,265,081
		Defense Aerospace—0.9%
15,012	[1]	Spirit Aerosystems Holdings, Inc., Class A	707,816
		Department Stores—1.3%
2,873		Dillards, Inc., Class A	202,403
9,900		Target Corp.	787,050
		TOTAL	989,453
		Discount Department Stores—0.4%
4,592		Foot Locker, Inc.	282,133
		Distillers—2.3%
11,302		Constellation Brands, Inc., Class A	1,763,790
		Diversified Consumer Services—0.2%
3,283		Block (H&R), Inc.	66,448
2,697	[1]	ServiceMaster Global Holdings, Inc.	103,349
		TOTAL	169,797
		Diversified Tobacco—0.3%
3,069		Altria Group, Inc.	192,457
		Ethical Drugs—2.8%
15,808		Bristol-Myers Squibb Co.	1,141,021
9,258	[1]	United Therapeutics Corp.	973,942
		TOTAL	2,114,963
		Financial Services—4.5%
14,400	[1]	Ally Financial, Inc.	256,464
21,301		Ameriprise Financial, Inc.	2,042,766
5,064		Total System Services, Inc.	258,973
44,090		Western Union Co.	881,800
		TOTAL	3,440,003
2

Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—2.3%
49,399		Kroger Co.	$1,748,231
		Home Building—0.6%
8,721		D. R. Horton, Inc.	262,153
100	[1]	NVR, Inc.	166,129
		TOTAL	428,282
		Home Products—0.7%
9,449		Tupperware Brands Corp.	548,703
		Hospitals—0.5%
5,000	[1]	HCA, Inc.	403,100
		Hotels and Motels—1.5%
16,495		Wyndham Worldwide Corp.	1,170,320
		Industrial Machinery—0.2%
1,100		Valmont Industries, Inc.	154,418
		Internet Services—6.8%
1,509	[1]	Amazon.com, Inc.	995,321
73,926	[1]	eBay, Inc.	1,806,012
17,191	[1]	Facebook, Inc.	2,021,318
8,891		IAC Interactive Corp.	412,009
		TOTAL	5,234,660
		IT Services—0.6%
3,016		Booz Allen Hamilton Holding Corp.	83,151
7,030	[1]	Vantiv, Inc.	383,416
		TOTAL	466,567
		Life Insurance—1.2%
12,000		Prudential Financial, Inc.	931,680
		Medical Supplies—4.1%
43,852		Baxter International, Inc.	1,939,135
8,338		Cardinal Health, Inc.	654,200
17,263	[1]	Hologic, Inc.	579,864
		TOTAL	3,173,199
		Medical Technology—0.9%
6,629	[1]	Edwards Lifesciences Corp.	704,066
		Multi-Industry Capital Goods—0.2%
3,915	[1]	HD Supply, Inc.	134,206
		Multiline Retail—2.4%
46,431		Macy's, Inc.	1,838,203
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	46,782
		Office Equipment—0.8%
28,428		Pitney Bowes, Inc.	596,135
		Office Supplies—0.1%
1,525		Avery Dennison Corp.	110,730
		Packaged Foods—0.5%
6,630		Campbell Soup Co.	409,137
		Personal & Household—0.3%
5,300		Nu Skin Enterprises, Inc., Class A	216,081
		Personal Loans—0.6%
2,260	[1]	Credit Acceptance Corp.	443,570
		Pharmaceuticals—0.2%
2,969	[1]	Mallinckrodt PLC	185,622
3

Shares			Value
		COMMON STOCKS—continued
		Plastic Containers—0.1%
2,262		Sealed Air Corp.	$107,128
		Printing—0.3%
11,646		Donnelley (R.R.) & Sons Co.	202,640
		Property Liability Insurance—1.0%
6,906		The Travelers Cos., Inc.	758,969
		Regional Banks—0.2%
1,714	[1]	SVB Financial Group	178,736
		Rubber—0.6%
14,600		Goodyear Tire & Rubber Co.	422,962
		Semiconductor Manufacturing—1.0%
18,872		Intel Corp.	571,444
20,600	[1]	Micron Technology, Inc.	221,450
		TOTAL	792,894
		Services to Medical Professionals—3.6%
25,974	[1]	Express Scripts Holding Co.	1,915,063
6,432		UnitedHealth Group, Inc.	846,966
		TOTAL	2,762,029
		Shipbuilding—2.3%
12,312		Huntington Ingalls Industries, Inc.	1,782,408
		Shoes—0.7%
3,800	[1]	Deckers Outdoor Corp.	219,678
9,198	[1]	Skechers USA, Inc., Class A	303,994
		TOTAL	523,672
		Soft Drinks—0.5%
2,545		Dr. Pepper Snapple Group, Inc.	231,366
1,286		PepsiCo, Inc.	132,407
		TOTAL	363,773
		Software Packaged/Custom—5.5%
35,613		CA, Inc.	1,056,282
6,634		CDW Corp.	255,409
14,062	[1]	Citrix Systems, Inc.	1,150,834
10,193	[1]	Electronic Arts, Inc.	630,437
1,040	[1]	Red Hat, Inc.	76,305
20,197		Symantec Corp.	336,179
1,814	[1]	Ultimate Software Group, Inc.	356,614
6,292	[1]	VMware, Inc., Class A	358,078
		TOTAL	4,220,138
		Specialty Retailing—2.4%
27,388	[1]	Bed Bath & Beyond, Inc.	1,293,261
5,900		Big Lots, Inc.	270,574
4,516		GNC Holdings, Inc.	110,010
1,560		Nordstrom, Inc.	79,763
698		Signet Jewelers Ltd.	75,775
		TOTAL	1,829,383
		Technology Hardware Storage & Peripherals—0.1%
4,349	[1]	Teradata Corp.	110,030
		Telecommunication Equipment & Services—0.7%
6,764		Motorola, Inc.	508,585
		Textiles Apparel & Luxury Goods—0.3%
2,767		Ralph Lauren Corp.	257,912
4

Shares			Value
		COMMON STOCKS—continued
		Truck Manufacturing—0.6%
3,722		Cummins, Inc.	$435,586
		Undesignated Consumer Cyclicals—0.6%
7,400	[1]	Avis Budget Group, Inc.	185,740
3,443	[1]	Herbalife Ltd.	199,522
3,300		Weight Watchers International, Inc.	42,735
		TOTAL	427,997
		Uniforms—0.5%
4,139		Cintas Corp.	371,599
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,785,705)	75,230,443
		INVESTMENT COMPANY—2.0%
1,546,055	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	1,546,055
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $77,331,760)[4]	76,776,498
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(65,338)
		TOTAL NET ASSETS—100%	$76,711,160
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2016, the cost of investments for federal tax purposes was $77,331,760. The net unrealized depreciation of investments for federal tax purposes was $555,262. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,655,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,210,522.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
5

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—97.5%
		Airline - National—1.1%
6,425	[1]	Atlas Air Worldwide Holdings, Inc.	$256,615
5,632	[1]	Jet Blue Airways Corp.	111,457
		TOTAL	368,072
		Airline - Regional—1.6%
386		Allegiant Travel Co.	61,980
11,473	[1]	Hawaiian Holdings, Inc.	482,669
		TOTAL	544,649
		Apparel—1.5%
14,777	[1]	Express, Inc.	268,646
14,983	[1]	Iconix Brand Group, Inc.	127,056
5,854	[1]	Perry Ellis International, Inc.	111,518
		TOTAL	507,220
		Auto Original Equipment Manufacturers—2.1%
10,186	[1]	American Axle & Manufacturing Holdings, Inc.	157,985
1,723	[1]	Cooper-Standard Holding, Inc.	132,861
4,570		Dana Holding Corp.	59,090
14,000	[1]	Meritor, Inc.	119,000
5,124	[1]	Tenneco, Inc.	273,109
		TOTAL	742,045
		Biotechnology—2.8%
12,771	[1]	Aegerion Pharmaceuticals, Inc.	36,397
3,117	[1]	Anika Therapeutics, Inc.	142,322
13,264	[1]	NewLink Genetics Corp.	215,010
5,646	[1]	Osiris Therapeutics, Inc.	31,674
148,018		PDL BioPharma, Inc.	558,028
		TOTAL	983,431
		Broadcasting—0.6%
6,824		Sinclair Broadcast Group, Inc.	218,846
		Building Materials—0.5%
3,373	[1]	Nortek, Inc.	159,071
		Carpets—0.1%
2,909		Interface, Inc.	49,511
		Clothing Stores—0.5%
11,140		American Eagle Outfitters, Inc.	159,413
1,815	[1]	Francesca's Holdings Corp.	30,129
		TOTAL	189,542
		Commodity Chemicals—0.7%
5,984	[1]	Trinseo SA	256,055
		Computer Networking—1.7%
23,876		Black Box Corp.	349,067
3,276	[1]	Cray, Inc.	124,062
33,310	[1]	Extreme Networks, Inc.	116,918
		TOTAL	590,047
		Computer Peripherals—0.5%
19,933	[1]	Zagg, Inc.	159,663
1

Shares			Value
		COMMON STOCKS—continued
		Computer Services—1.0%
3,646	[1]	CACI International, Inc., Class A	$350,563
		Computer Stores—1.4%
1,709	[1]	Insight Enterprises, Inc.	42,230
5,160	[1]	PC Connections, Inc.	122,653
4,744	[1]	Tech Data Corp.	325,865
		TOTAL	490,748
		Consumer Finance—1.8%
49,046	[1]	Enova International, Inc.	432,095
5,512	[1]	PRA Group, Inc.	182,888
		TOTAL	614,983
		Contracting—1.4%
6,331		Comfort Systems USA, Inc.	186,701
41,107		Harsco Corp.	291,449
		TOTAL	478,150
		Cosmetics & Toiletries—0.2%
759	[1]	Helen of Troy Ltd.	75,543
		Crude Oil & Gas Production—0.1%
57,456	[1]	Ultra Petroleum Corp.	17,938
		Dairy Products—1.2%
906		Cal-Maine Foods, Inc.	45,989
20,710		Dean Foods Co.	356,833
		TOTAL	402,822
		Defense Aerospace—1.1%
4,521	[1]	Ducommun, Inc.	71,929
1,503	[1]	Esterline Technologies Corp.	103,196
4,460	[1]	MOOG, Inc., Class A	217,916
		TOTAL	393,041
		Diversified Leisure—0.5%
10,726	[1]	Isle of Capri Casinos, Inc.	159,817
		Electric & Electronic Original Equipment Manufacturers—0.4%
1,768	[1]	Generac Holdings, Inc.	67,396
5,487		General Cable Corp.	85,817
		TOTAL	153,213
		Electronic Equipment Instruments & Components—0.9%
1,745		Belden, Inc.	110,179
8,983	[1]	Sanmina Corp.	212,448
		TOTAL	322,627
		Electronic Instruments—0.4%
14,442	[1]	Ixia	146,153
		Electronic Test/Measuring Equipment—0.2%
7,185		Cohu, Inc.	83,059
		Energy Equipment & Services—0.8%
16,337	[1]	RigNet, Inc.	279,363
		Financial Services—4.2%
14,004	[1]	Ambac Financial Group, Inc.	227,285
7,191	[1]	America's Car-Mart, Inc.	191,065
4,139		Deluxe Corp.	259,846
1,665	[1]	Encore Capital Group, Inc.	46,870
3,475		Fidelity Southern Corp.	56,156
1,200		First Financial Corp.	42,516
5,784	[1]	Green Dot Corp.	128,578
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
9,058		MainSource Financial Group, Inc.	$197,917
7,603		Nelnet, Inc., Class A	318,642
		TOTAL	1,468,875
		Food & Staples Retailing—0.3%
3,758		SpartanNash Co.	104,097
		Food Wholesaling—0.5%
5,023	[1]	Omega Protein Corp.	93,377
13,753	[1]	SUPERVALU, Inc.	69,178
		TOTAL	162,555
		Furniture—0.9%
9,023		Ethan Allen Interiors, Inc.	307,143
		Grocery Chain—0.4%
3,648		Ingles Markets, Inc., Class A	131,583
		Health Care Equipment & Supplies—1.3%
2,997	[1]	Cardiovascular Systems, Inc.	41,898
13,357		LeMaitre Vascular, Inc.	221,459
4,275	[1]	Masimo Corp.	185,321
		TOTAL	448,678
		Health Care Providers & Services—1.6%
7,501	[1]	PRA Health Sciences, Inc.	355,922
7,598	[1]	PharMerica Corp.	179,617
6,040	[1]	Radnet, Inc.	30,502
		TOTAL	566,041
		Home Building—0.4%
15,655	[1]	Beazer Homes USA, Inc.	128,684
		Home Health Care—1.5%
6,418	[1]	Amedisys, Inc.	330,463
13,498	[1]	Cross Country Healthcare, Inc.	167,780
855	[1]	LHC Group, Inc.	34,491
		TOTAL	532,734
		Home Products—1.7%
31,303		Libbey, Inc.	582,236
		Hotels Restaurants & Leisure—0.7%
3,334	[1]	Diamond Resorts International, Inc.	70,714
2,616		Marriott Vacations Worldwide Corp.	163,866
		TOTAL	234,580
		Insurance—0.5%
5,925		Employers Holdings, Inc.	175,973
		International Bank—0.3%
2,800		Preferred Bank Los Angeles, CA	88,928
		Internet & Catalog Retail—1.1%
4,958	[1]	FTD Companies, Inc.	137,882
3,843	[1]	RetailMeNot, Inc.	32,396
14,470		Travelport Worldwide Ltd.	201,857
		TOTAL	372,135
		Internet Services—1.4%
21,830		EarthLink Network, Inc.	126,832
1,541		j2 Global, Inc.	97,885
13,688	[1]	Web.com Group, Inc.	273,623
		TOTAL	498,340
3

Shares			Value
		COMMON STOCKS—continued
		Internet Software & Services—0.9%
8,519		AVG Technologies NV	$168,676
3,864	[1]	Gigamon, Inc.	125,928
		TOTAL	294,604
		Life Insurance—1.6%
28,459		American Equity Investment Life Holding Co.	398,426
3,280		Primerica, Inc.	162,557
		TOTAL	560,983
		Life Sciences Tools & Services—0.7%
4,890	[1]	INC Research Holdings, Inc.	235,356
		Magazine Publishing—0.2%
1,374		Meredith Corp.	70,500
		Maritime—0.5%
28,386		DHT Maritime, Inc.	162,936
		Media—0.4%
11,392	[1]	Eros International PLC	152,425
		Medical Supplies—1.2%
4,262	[1]	Heartware International, Inc.	142,180
596	[1]	ICU Medical, Inc.	59,207
2,463	[1]	Merit Medical Systems, Inc.	49,876
3,524	[1]	Orthofix International NV	154,210
		TOTAL	405,473
		Medical Technology—0.7%
2,612	[1]	Abiomed, Inc.	253,730
		Metals & Mining—0.5%
77,146	[1]	Cloud Peak Energy, Inc.	170,493
		Mini-Mill Producer—0.4%
8,026		Commercial Metals Corp.	143,826
		Miscellaneous Communications—1.9%
13,237	[1]	FairPoint Communications, Inc.	175,523
22,120		West Corp.	474,031
		TOTAL	649,554
		Miscellaneous Components—0.6%
15,323	[1]	Qlogic Corp.	200,578
		Miscellaneous Machinery—0.2%
3,157		Briggs & Stratton Corp.	66,834
		Mortgage and Title—0.3%
13,315	[1]	MGIC Investment Corp.	96,267
		Mortgage Banks—0.3%
3,616	[1]	Altisource Portfolio Solutions S.A.	113,145
		Multi-Industry Capital Goods—1.5%
16,776	[1]	DXP Enterprises, Inc.	366,556
4,289	[1]	Lydall, Inc.	157,792
		TOTAL	524,348
		Multi-Line Insurance—0.2%
3,610		CNO Financial Group, Inc.	66,316
		Office Furniture—1.0%
8,801		Knoll, Inc.	205,503
4,197		Miller Herman, Inc.	126,624
		TOTAL	332,127
4

Shares			Value
		COMMON STOCKS—continued
		Office Supplies—1.1%
23,915	[1]	Acco Brands Corp.	$228,149
4,923		Essendant, Inc.	151,579
		TOTAL	379,728
		Offshore Driller—1.3%
39,779		Atwood Oceanics, Inc.	384,265
6,289		Tidewater, Inc.	55,092
		TOTAL	439,357
		Oil Service, Explore & Drill—1.3%
44,888		Archrock, Inc.	442,147
		Other Communications Equipment—1.0%
8,205	[1]	Netgear, Inc.	347,892
		Packaged Foods—0.2%
1,584	[1]	United Natural Foods, Inc.	56,501
		Paper Products—0.1%
2,445		Kapstone Paper and Packaging Corp.	38,851
		Personal Loans—1.9%
4,167		Cash America International, Inc.	154,012
62,229	[1]	Ezcorp, Inc., Class A	308,034
4,369	[1]	World Acceptance Corp.	189,571
		TOTAL	651,617
		Personnel Agency—0.7%
6,522	[1]	AMN Healthcare Services, Inc.	231,596
		Pharmaceuticals—0.7%
2,373	[1]	ANI Pharmaceuticals, Inc.	107,900
12,215	[1]	Innoviva, Inc.	150,733
		TOTAL	258,633
		Photo-Optical Component-Equipment—0.2%
2,819	[1]	II-VI, Inc.	58,833
		Printing—0.3%
8,665		Quad Graphics, Inc.	108,746
		Property Liability Insurance—2.2%
2,022		Federated National Holding Co.	38,519
3,791		HCI Group, Inc.	113,578
7,640		Heritage Insurance Holdings, Inc.	101,536
6,288		Selective Insurance Group, Inc.	218,256
2,212		United Fire & Casualty Co.	99,142
11,393		Universal Insurance Holdings, Inc.	200,631
		TOTAL	771,662
		Recreational Goods—1.0%
6,042	[1]	Scientific Games Holdings Corp.	59,936
13,160	[1]	Smith & Wesson Holding Corp.	287,283
		TOTAL	347,219
		Regional Banks—8.6%
1,719		CNB Financial Corp.	30,753
9,851		CenterState Banks of Florida	160,473
1,388		Central Pacific Financial Corp.	32,396
2,708		Community Trust Bancorp, Inc.	97,136
8,682		Enterprise Financial Services Corp.	237,626
1,070		Financial Institutions, Inc.	29,960
19,248	[1]	First BanCorp	75,067
4,012		First Business Financial Services, Inc.	101,544
5

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
5,080		Flushing Financial Corp.	$101,346
4,674		Great Southern Bancorp, Inc.	176,958
9,196		Great Western Bancorp, Inc.	289,858
4,853		Hancock Holding Co.	126,032
7,681		Heartland Financial USA, Inc.	257,390
9,190		Lakeland Bancorp, Inc.	101,917
7,334		Mercantile Bancorporation, Inc.	176,896
4,200		MidSouth Bancorp, Inc.	38,010
43,903		OFG Bancorp.	387,664
8,992		Old National Bancorp.	120,493
2,579		QCR Holdings, Inc.	66,461
1,936		Sandy Spring Bancorp, Inc.	55,350
5,238		TriCo Bancshares	141,007
11,777		Umpqua Holdings Corp.	186,430
		TOTAL	2,990,767
		Resorts—0.8%
15,536		Interval Leisure Group, Inc.	219,368
535		Vail Resorts, Inc.	69,358
		TOTAL	288,726
		Rubber—1.0%
9,525		Cooper Tire & Rubber Co.	328,993
		Savings & Loan—1.5%
5,409	[1]	BofI Holding, Inc.	110,181
4,505		First Defiance Financial Corp.	178,308
972		MB Financial, Inc.	33,787
1,665		WSFS Financial Corp.	56,843
5,373		Washington Federal, Inc.	130,510
		TOTAL	509,629
		Securities Brokerage—0.5%
4,263	[1]	Piper Jaffray Cos., Inc.	177,810
		Semiconductor Manufacturing—0.2%
2,171	[1]	Cirrus Logic, Inc.	78,373
		Semiconductor Manufacturing Equipment—2.7%
8,351	[1]	Advanced Energy Industries, Inc.	270,155
4,943	[1]	Alpha & Omega Semiconductor Ltd.	64,209
11,452		Mentor Graphics Corp.	228,582
12,924	[1]	Photronics, Inc.	136,736
7,971		Tessera Technologies, Inc.	228,927
		TOTAL	928,609
		Services to Medical Professionals—0.6%
3,323	[1]	WebMD Health Corp., Class A	208,485
		Shoes—0.2%
4,277		Wolverine World Wide, Inc.	81,049
		Software Packaged/Custom—3.7%
3,231		Ebix, Inc.	155,476
2,928	[1]	Ellie Mae, Inc.	244,781
1,656	[1]	Guidewire Software, Inc.	94,342
905	[1]	MicroStrategy, Inc., Class A	162,284
2,288	[1]	Paylocity Corp.	87,562
7,004	[1]	RealPage, Inc.	154,018
6,651	[1]	Take-Two Interactive Software, Inc.	227,331
6

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
4,140	[1]	Verint Systems, Inc.	$140,098
		TOTAL	1,265,892
		Specialty Chemicals—0.7%
3,666		Innophos Holdings, Inc.	135,495
2,711		KMG Chemicals, Inc.	64,224
4,621		Rayonier Advanced Materials, Inc.	47,365
		TOTAL	247,084
		Specialty Retailing—5.0%
2,449		Abercrombie & Fitch Co., Class A	65,462
7,920	[1]	Build-A-Bear Workshop, Inc.	104,306
3,662		Children's Place, Inc./The	285,307
11,940		Outerwall, Inc.	493,241
33,181		Pier 1 Imports, Inc.	228,617
28,469		Tailored Brands, Inc.	495,930
5,093	[1]	Wesco Aircraft Holdings, Inc.	73,492
		TOTAL	1,746,355
		Telecommunication Equipment & Services—0.5%
6,599	[1]	NeuStar, Inc., Class A	155,011
		Telecommunication Services—1.0%
91,191	[1]	Intelsat SA	360,204
		Toys & Games—0.2%
7,468	[1]	JAKKS Pacific, Inc.	56,010
		Truck Manufacturing—0.9%
22,026	[1]	Wabash National Corp.	313,870
		Undesignated Consumer Cyclicals—1.3%
25,894		Rent-A-Center, Inc.	380,642
4,928		Weight Watchers International, Inc.	63,817
		TOTAL	444,459
		Undesignated Consumer Staples—1.1%
10,536		Medifast, Inc.	332,200
522	[1]	USANA, Inc.	61,826
		TOTAL	394,026
		TOTAL COMMON STOCKS (IDENTIFIED COST $32,703,530)	33,746,383
		INVESTMENT COMPANY—1.0%
362,365	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 045%[3] (AT NET ASSET VALUE)	362,365
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $33,065,895)[4]	34,108,748
		OTHER ASSETS AND LIABILITIES - NET—1.5%[5]	509,884
		TOTAL NET ASSETS—100%	$34,618,632
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2016, the cost of investments for federal tax purposes was $33,065,895. The net unrealized appreciation of investments for federal tax purposes was $1,042,853. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,589,581 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,546,728.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
7

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.9%
		Airline - Regional—2.6%
2,856		Alaska Air Group, Inc.	$201,148
3,063		Allegiant Travel Co.	491,826
31,411	[1]	Hawaiian Holdings, Inc.	1,321,461
		TOTAL	2,014,435
		Apparel—1.4%
39,992	[1]	Express, Inc.	727,054
11,000	[1]	Iconix Brand Group, Inc.	93,280
3,507		Oxford Industries, Inc.	232,935
		TOTAL	1,053,269
		Auto Components—0.2%
9,761		Metaldyne Performance Group, Inc.	155,493
		Auto Original Equipment Manufacturers—3.2%
33,393	[1]	American Axle & Manufacturing Holdings, Inc.	517,925
77,507	[1]	Commercial Vehicle Group, Inc.	199,193
20,346		Dana Holding Corp.	263,074
75,235	[1]	Meritor, Inc.	639,497
5,904	[1]	Stoneridge, Inc.	84,191
14,139	[1]	Tenneco, Inc.	753,609
		TOTAL	2,457,489
		Biotechnology—5.8%
98,190	[1]	Aegerion Pharmaceuticals, Inc.	279,842
9,395	[1]	Anika Therapeutics, Inc.	428,976
2,914	[1]	Cambrex Corp.	140,571
16,396	[1]	Emergent Biosolutions, Inc.	631,574
41,665	[1]	Geron Corp.	122,912
74,760	[1]	INSYS Therapeutics, Inc.	1,083,273
4,313	[1]	Luminex Corp.	86,691
9,285	[1]	Myriad Genetics, Inc.	334,260
49,914	[1]	NewLink Genetics Corp.	809,106
64,851	[1]	Orexigen Therapeutics, Inc.	28,988
18,038	[1]	Osiris Therapeutics, Inc.	101,193
84,022		PDL BioPharma, Inc.	316,763
2,602	[1]	Repligen Corp.	69,317
		TOTAL	4,433,466
		Broadcasting—0.8%
18,864		Sinclair Broadcast Group, Inc.	604,968
		Building Materials—0.6%
1,227		Drew Industries, Inc.	79,546
7,829	[1]	Nortek, Inc.	369,216
		TOTAL	448,762
		Carpets—0.3%
11,521		Interface, Inc.	196,087
		Clothing Stores—1.0%
37,226		American Eagle Outfitters, Inc.	532,704
2,695		Buckle, Inc.	77,993
14,146		Chicos Fas, Inc.	178,381
		TOTAL	789,078
1

Shares			Value
		COMMON STOCKS—continued
		Cogeneration—0.7%
11,554	[1]	Headwaters, Inc.	$231,196
86,100	[1]	Rentech, Inc.	298,767
		TOTAL	529,963
		Commercial Services—0.1%
5,531	[1]	TriNet Group, Inc.	91,925
		Communications Equipment—0.2%
8,735	[1]	Infoblox, Inc.	146,137
		Computer Networking—0.7%
13,266	[1]	Cray, Inc.	502,383
		Computer Peripherals—1.0%
3,586	[1]	Synaptics, Inc.	256,578
65,482	[1]	Zagg, Inc.	524,511
		TOTAL	781,089
		Computer Services—0.9%
11,250	[1]	Manhattan Associates, Inc.	681,075
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	156,217
		Consumer Finance—2.2%
129,724	[1]	Enova International, Inc.	1,142,869
17,362	[1]	PRA Group, Inc.	576,071
		TOTAL	1,718,940
		Contracting—2.0%
17,127		Comfort Systems USA, Inc.	505,075
148,651		Harsco Corp.	1,053,936
		TOTAL	1,559,011
		Cosmetics & Toiletries—0.2%
1,517	[1]	Helen of Troy Ltd.	150,987
		Crude Oil & Gas Production—0.1%
218,674	[1]	Ultra Petroleum Corp.	68,270
		Dairy Products—0.8%
37,025		Dean Foods Co.	637,941
		Defense Aerospace—0.2%
7,587	[1]	Ducommun, Inc.	120,709
		Diversified Leisure—0.7%
38,031	[1]	Isle of Capri Casinos, Inc.	566,662
		Education & Training Services—0.2%
3,960	[1]	American Public Education, Inc.	91,714
1,653	[1]	Strayer Education, Inc.	82,055
		TOTAL	173,769
		Electric & Electronic Original Equipment Manufacturers—1.2%
10,227	[1]	Generac Holdings, Inc.	389,853
34,728		General Cable Corp.	543,146
		TOTAL	932,999
		Electrical Equipment—0.8%
9,607		Belden, Inc.	606,586
		Electronic Instruments—0.7%
55,331	[1]	Ixia	559,950
		Energy Equipment & Services—1.1%
47,199	[1]	RigNet, Inc.	807,103
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—1.1%
11,370		Deluxe Corp.	$713,809
3,490	[1]	Encore Capital Group, Inc.	98,243
		TOTAL	812,052
		Food Products—0.2%
10,730	[1]	Amplify Snack Brands, Inc.	165,349
		Furniture—0.2%
2,392		Bassett Furniture Industries, Inc.	70,588
2,730		Ethan Allen Interiors, Inc.	92,929
		TOTAL	163,517
		Grocery Chain—0.1%
858		Casey's General Stores, Inc.	96,096
		Health Care Equipment & Supplies—3.9%
37,403	[1]	Cardiovascular Systems, Inc.	522,894
6,488	[1]	Globus Medical, Inc.	162,459
9,875	[1]	Heartware International, Inc.	329,430
4,587	[1]	Inogen, Inc.	224,121
13,461	[1]	iRadimed Corp.	220,357
129,167	[1]	Lantheus Holdings, Inc.	266,084
31,107		LeMaitre Vascular, Inc.	515,754
14,537	[1]	Masimo Corp.	630,179
36,232	[1]	RTI Surgical, Inc.	144,566
		TOTAL	3,015,844
		Health Care Providers & Services—1.0%
16,957	[1]	PRA Health Sciences, Inc.	804,610
		Home Health Care—2.7%
16,754	[1]	Amedisys, Inc.	862,663
42,759	[1]	Cross Country Healthcare, Inc.	531,494
7,441	[1]	Wellcare Health Plans, Inc.	669,616
		TOTAL	2,063,773
		Home Products—2.3%
78,278		Libbey, Inc.	1,455,971
4,827		Tupperware Brands Corp.	280,304
		TOTAL	1,736,275
		Hotels and Motels—0.6%
26,096	[1]	Boyd Gaming Corp.	486,429
		Hotels Restaurants & Leisure—1.6%
4,225		Bloomin Brands, Inc.	79,008
5,819	[1]	Dave & Buster's Entertainment, Inc.	225,195
19,110	[1]	Diamond Resorts International, Inc.	405,323
7,749	[1]	La Quinta Holdings, Inc.	98,955
39,346	[1]	Scientific Games Holdings Corp.	390,312
		TOTAL	1,198,793
		Insurance Brokerage—0.1%
7,263	[1]	eHealth, Inc.	81,273
		Internet Services—2.2%
71,612		EarthLink Network, Inc.	416,066
7,572		j2 Global, Inc.	480,973
40,582	[1]	Web.com Group, Inc.	811,234
		TOTAL	1,708,273
		IT Services—1.1%
19,503		Hackett Group, Inc.	290,204
3

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
39,685		Travelport Worldwide Ltd.	$553,606
		TOTAL	843,810
		Life Sciences Tools & Services—1.0%
12,270	[1]	Fluidigm Corp.	117,547
13,310	[1]	INC Research Holdings, Inc.	640,610
		TOTAL	758,157
		Machined Parts Original Equipment Manufacturers—0.1%
1,790		Applied Industrial Technologies, Inc.	82,036
		Machinery—0.8%
18,837	[1]	Accuride Corp.	30,516
20,482		Global Brass & Copper Holdings, Inc.	555,062
		TOTAL	585,578
		Medical Supplies—1.8%
5,158	[1]	Cutera, Inc.	60,142
2,380	[1]	ICU Medical, Inc.	236,429
6,106	[1]	NuVasive, Inc.	323,252
4,151		PetMed Express, Inc.	75,964
10,081		West Pharmaceutical Services, Inc.	717,767
		TOTAL	1,413,554
		Medical Technology—1.6%
8,518	[1]	Abiomed, Inc.	827,438
5,086	[1]	BioTelemetry, Inc.	80,003
2,279	[1]	Natus Medical, Inc.	72,632
7,449	[1]	Vascular Solutions, Inc.	260,343
		TOTAL	1,240,416
		Metal Fabrication—0.2%
3,191		Worthington Industries, Inc.	120,460
		Miscellaneous Communications—1.0%
13,743	[1]	FairPoint Communications, Inc.	182,232
43,751	[1]	Internap Network Services Corp.	99,753
22,828		West Corp.	489,204
		TOTAL	771,189
		Mortgage and Title—0.3%
30,798	[1]	MGIC Investment Corp.	222,670
		Multi-Industry Capital Goods—0.2%
7,258	[1]	DXP Enterprises, Inc.	158,587
		Multiline Retail—0.3%
4,064	[1]	Burlington Stores, Inc.	231,526
		Office Furniture—1.3%
19,426		Knoll, Inc.	453,597
14,183		Miller Herman, Inc.	427,901
8,787		Steelcase, Inc., Class A	134,090
		TOTAL	1,015,588
		Office Supplies—0.1%
2,312		Essendant, Inc.	71,186
		Oil Refiner—0.2%
5,280		Western Refining, Inc.	141,293
		Oil Service, Explore & Drill—0.3%
41,498	[1]	PetroQuest Energy, Inc.	32,829
58,262	[1]	Pioneer Energy Services Corp.	181,195
		TOTAL	214,024
4

Shares			Value
		COMMON STOCKS—continued
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	$344,458
		Packaged Foods—0.5%
9,959	[1]	United Natural Foods, Inc.	355,238
		Paper & Forest Products—0.7%
34,401		Kapstone Paper and Packaging Corp.	546,632
		Paper Products—0.7%
1,733	[1]	Clearwater Paper Corp.	103,529
85,182	[1]	Xerium Technologies, Inc.	450,613
		TOTAL	554,142
		Personal Loans—0.8%
5,177		Cash America International, Inc.	191,342
9,565	[1]	World Acceptance Corp.	415,025
		TOTAL	606,367
		Personnel Agency—1.5%
23,323	[1]	AMN Healthcare Services, Inc.	828,200
17,042		KForce Com, Inc.	323,968
		TOTAL	1,152,168
		Pharmaceuticals—1.2%
8,242	[1]	ANI Pharmaceuticals, Inc.	374,764
46,360	[1]	Innoviva, Inc.	572,082
		TOTAL	946,846
		Professional Services—0.6%
7,420		Insperity, Inc.	391,554
5,135	[1]	TrueBlue, Inc.	95,973
		TOTAL	487,527
		Property Liability Insurance—1.7%
13,615		Employers Holdings, Inc.	404,366
7,143		HCI Group, Inc.	214,004
14,649		Heritage Insurance Holdings, Inc.	194,685
29,997		Universal Insurance Holdings, Inc.	528,247
		TOTAL	1,341,302
		Railroad—0.4%
8,965		Greenbrier Cos., Inc.	268,860
		Real Estate Management & Development—0.6%
14,475	[1]	Altisource Portfolio Solutions S.A.	452,923
		Recreational Goods—1.4%
33,569	[1]	Smith & Wesson Holding Corp.	732,811
5,561		Sturm Ruger & Co., Inc.	356,071
		TOTAL	1,088,882
		Regional Banks—0.2%
4,252	[1]	Western Alliance Bancorp	155,538
		Resorts—1.8%
43,338		Interval Leisure Group, Inc.	611,933
6,671		Marriott Vacations Worldwide Corp.	417,871
3,006		Vail Resorts, Inc.	389,698
		TOTAL	1,419,502
		Restaurants—0.2%
993		Cracker Barrel Old Country Store, Inc.	145,385
		Road & Rail—0.1%
8,124	[1]	Roadrunner Transportation Systems, Inc.	96,026
5

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—0.8%
12,350	[1]	Cirrus Logic, Inc.	$445,835
2,346		Monolithic Power Systems	146,437
		TOTAL	592,272
		Semiconductor Manufacturing Equipment—1.8%
24,722	[1]	Advanced Energy Industries, Inc.	799,757
19,339		Tessera Technologies, Inc.	555,416
7,155	[1]	Xcerra Corp.	42,214
		TOTAL	1,397,387
		Semiconductors & Semiconductor Equipment—0.1%
1,914	[1]	MA-COM Technology Solutions Holdings, Inc.	78,263
		Services to Medical Professionals—1.1%
13,996	[1]	WebMD Health Corp., Class A	878,109
		Shoes—0.6%
24,501		Wolverine World Wide, Inc.	464,294
		Software Packaged/Custom—10.4%
26,228		AVG Technologies NV	519,314
5,857	[1]	Barracuda Networks, Inc.	103,200
11,114		Ebix, Inc.	534,806
9,342	[1]	Ellie Mae, Inc.	780,991
17,467	[1]	Five9, Inc.	161,570
8,510	[1]	Fleetmatics Group PLC	308,488
10,183	[1]	Guidewire Software, Inc.	580,126
1,854		Marketaxess Holdings, Inc.	227,597
3,522	[1]	MicroStrategy, Inc., Class A	631,565
3,362	[1]	Omnicell, Inc.	107,113
93,104	[1]	PROS Holdings, Inc.	1,094,903
2,188	[1]	Paycom Software, Inc.	83,603
11,890	[1]	Paylocity Corp.	455,030
6,336		Pegasystems, Inc.	167,207
11,958	[1]	Perficient, Inc.	249,683
24,296	[1]	RealPage, Inc.	534,269
5,404	[1]	SPS Commerce, Inc.	275,226
7,305	[1]	Sapiens International Corp. NV	86,053
17,696	[1]	Take-Two Interactive Software, Inc.	604,849
15,615	[1]	Verint Systems, Inc.	528,412
		TOTAL	8,034,005
		Specialty Chemicals—1.9%
937		Chemed Corp.	121,604
21,195		KMG Chemicals, Inc.	502,109
7,462	[1]	Koppers Holdings, Inc.	187,520
15,197	[1]	Trinseo SA	650,280
		TOTAL	1,461,513
		Specialty Retailing—6.7%
2,450	[1]	Asbury Automotive Group, Inc.	148,519
3,350		Big Lots, Inc.	153,631
18,004	[1]	Build-A-Bear Workshop, Inc.	237,113
42,580	[1]	Container Store Group, Inc.	302,318
7,653	[1]	Francesca's Holdings Corp.	127,040
11,363	[1]	Kirkland's, Inc.	186,580
916		Lithia Motors, Inc., Class A	76,046
29,086		Outerwall, Inc.	1,201,543
6

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
111,263		Pier 1 Imports, Inc.	$766,602
16,524	[1]	Restoration Hardware, Inc.	714,993
70,385		Tailored Brands, Inc.	1,226,107
		TOTAL	5,140,492
		Telecommunication Equipment & Services—2.0%
18,348	[1]	Gigamon, Inc.	597,961
20,549	[1]	NeuStar, Inc., Class A	482,696
13,827	[1]	Sonus Networks, Inc.	114,211
9,178		Ubiquiti Networks, Inc.	326,921
		TOTAL	1,521,789
		Thrifts & Mortgage Finance—0.5%
17,824	[1]	BofI Holding, Inc.	363,075
		Truck Manufacturing—1.1%
56,853	[1]	Wabash National Corp.	810,155
		Undesignated Consumer Cyclicals—1.2%
9,581	[1]	Parexel International Corp.	585,399
23,090		Weight Watchers International, Inc.	299,016
		TOTAL	884,415
		Undesignated Consumer Staples—1.4%
18,778	[1]	Array BioPharma, Inc.	59,902
26,224		Medifast, Inc.	826,842
1,663	[1]	USANA, Inc.	196,966
		TOTAL	1,083,710
		Undesignated Technology—0.3%
53,874	[1]	American Reprographics Co.	221,961
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,708,834)	76,040,357
		INVESTMENT COMPANY—1.7%
1,337,387	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	1,337,387
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $77,046,221)[4]	77,377,744
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(450,131)
		TOTAL NET ASSETS—100%	$76,927,613
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2016, the cost of investments for federal tax purposes was $77,046,221. The net unrealized appreciation of investments for federal tax purposes was $331,523. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,061,822 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,730,299.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the “Trustees”).
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■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016